CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 7,767	$ 63,179	$ 46,361
Other comprehensive gain (loss), net of tax:
Foreign currency translation adjustments	(4,054)	(12,807)	4,238
Unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge	(384)	1,615	(441)
Reclassification of net gains realized to net income	(399)	(385)	(10)
Other comprehensive gain (loss), net of tax	(4,837)	(11,577)	3,787
Comprehensive income	2,930	51,602	50,148
Less: comprehensive income attributable to non-controlling interests	(1,302)	(1,777)	(3,141)
Comprehensive income attributable to the Company	$ 1,628	$ 49,825	$ 47,007